CONVERTIBLE NOTE (Tables)	9 Months Ended
Dec. 31, 2015
Bifurcation of Embedded Conversion Feature [Table Text Block]

	Nine months ended December 31, 2015 $	Nine months ended December 31, 2014 $
Beginning fair value	-	-
Bifurcation of embedded conversion feature	425,208	-
Settlement of convertible debt	(425,208)	-
Ending fair value of embedded conversion feature	-	-